UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3458

WADDELL & REED ADVISORS FIXED INCOME FUNDS, INC.
------------------------------------------------------------------------------------------------
(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200
------------------------------------------------------------------------------------------------
(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200
------------------------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2006 to June 30, 2007

WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Government Securities Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS LIMITED-TERM BOND FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Limited-Term Bond Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FIXED INCOME FUNDS, INC.
(Registrant)
By:	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 31, 2007

By:	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2007